CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Allowance for credit losses | ¥	¥ 35,242	¥ 34,329
Accounts receivable, amounts billed through RONG360 | ¥	423	0
Accounts payable, billed through related party, current | ¥	1,820	3,253
Accounts payable	108,249	106,461
Advances from customers	51,635	46,142
Tax payable	9,939	10,304
Accrued expenses and other current liabilities	95,868	89,541
Deferred tax liabilities	141	3,405
Other non-current liabilities	¥ 11,046	¥ 11,683
Ordinary shares, shares issued (in shares)	430,463,797	430,463,797
Ordinary shares, shares outstanding (in shares)	372,470,225	424,775,740
Treasury stock (in shares)	57,993,572	5,688,057
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable	¥ 11,121	¥ 22,255
Advances from customers	559	1,598
Tax payable | ¥	8,006	7,928
Accrued expenses and other current liabilities	5,296	8,224
Deferred tax liabilities | ¥	0	3,196
Other non-current liabilities | ¥	¥ 0	¥ 132
Class A ordinary shares
Ordinary shares, shares issued (in shares)	361,092,832	361,092,832
Ordinary shares, shares outstanding (in shares)	303,099,260	355,404,775
Class B ordinary shares
Ordinary shares, shares issued (in shares)	69,370,965	69,370,965
Ordinary shares, shares outstanding (in shares)	69,370,965	69,370,965